Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Event[Abstract]
SUBSEQUENT EVENTS
NOTE 16 – SUBSEQUENT EVENTS

During the first quarter of 2013, the Company commenced a private placement offering of its equity securities for the sale of units consisting of common stock and warrants which have a value of $25,000 per unit for an amount up to $2,500,000.  Each unit consists of (1) 100,000 shares of common stock and, (2) warrants to purchase 100,000 shares of common stock at an exercise price of $0.50 per share with immediate vesting and 5 years to exercise.  As of April 15, 2013, the Company has sold 12 units for proceeds of $300,000.